Income Taxes - Schedule of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Unrecognized tax benefits, Beginning balance	$ 8,235	$ 7,623
Additions/(reductions) for tax positions - prior year	0	0
Increase related to current year positions	625	612
Unrecognized tax benefits, Ending balance	$ 8,860	$ 8,235